Derivative Warrant Liability - Schedule of Derivative Warrant Liability (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Derivative Warrant Liability [Abstract]
Issuance of 21,228,900 warrants in connection with merger	$ 314,188	$ 4,245,780
Fair value remeasurement of derivative warrant liability	(314,188)	(3,931,592)
Total		$ 314,188